U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.   Name and address of issuer:

     T. Rowe Price Summit Municipal Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.   The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all
series and classes of securities of the
issuer, check the box but do not list series
or classes):      /T/

3.   Investment Company Act File Number:  811-7095

Securities Act File Number:  33-50321

4a.  Last day of fiscal year for which this Form is filed:

October 31, 1998

4b. / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.   Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):                            $286,352,747

(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:       $192,590,919

     (iii)     Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission: $        -0-

     (iv) Total available redemption credits
[add items 5(ii) and 5(iii)]:                -$192,590,919

     (v)  Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):                                   $93,761,828

     (vi) Redemption credits available for use in future
     years - if Item 5(I)is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(I)]:        ($ -0- )

(vii)     Multiplier for determining registration fee (See
     Instruction C.9):                                 x .000278

(viii)Registration fee due [multiply Item 5(v)
     by Item 5(vii)]  (enter "0" if no fee is due):    $26,065.79

6.   Prepaid Shares

     If the response to Item 5(I) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to Rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:  -0-.  If there is a number of
shares or other units that were registered
pursuant to Rule 24e-2 remaining unsold at the
end of the fiscal year for which this form is
filed that are available for use by the issuer
in future fiscal years, then state that number
here:   -0-.

7.   Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year (see
Instruction D):                              +$       -0-

8.   Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:                           $26,065.79

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about December 21, 1998

     Method of delivery:     Wire transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Carmen F. Deyesu, Treasurer
By (Signature and Title)*

December 21, 1998